STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

November 24, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Edward P. Bartz

Re:	CPG Carlyle Fund, LLC (File No. 811-22763)

Ladies and Gentlemen,

On behalf of CPG Carlyle Fund, LLC (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Amendment No. 3 ("Amendment No. 3") to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended.

Amendment No. 3 is being filed in order to incorporate into a single, integrated document the Fund's Confidential Memorandum dated February 2013 (the "Memorandum") and the supplement thereto dated June 2013, and to otherwise update financial and certain other information set forth in the Memorandum.

Should you have any questions or comments, please feel free to contact me at 212.806.6274 (bgreen@stroock.com) or Gary L. Granik of this office at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/  Brad A. Green
Brad A. Green

cc:  Gary L. Granik